Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

Note 5: - Cash and Cash Equivalents

	December 31,
	2020	2019
	U.S. Dollars in thousands

Cash and deposits for immediate withdrawal	$20,075	$25,559
Cash equivalents in USD deposits (1)	47,011	17,017
Cash equivalents in NIS deposits (2)	3,111	86
Total Cash and Cash Equivalents	$70,197	$42,662

(1)	The deposits bear interest of 0.21%-0.52% per year, as of December 31, 2020.
(2)	The deposits bear interest of 0.18% per year, as of December 31, 2020 and 0.02% per year, as of December 31, 2019.